SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting: These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). As described below amounts related to Long-Term Debt in prior year Consolidated Balance Sheets have been reclassified to conform to the current year presentation.

Effective January 1, 2016, the Company early adopted ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance regarding management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. Please see note 4 for further information.

Effective January 1, 2016, the Company adopted ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30) – Simplifying the Presentation of Debt Issuance Costs, which required debt issuance costs to a recognized debt liability to be presented in the Balance Sheets as a direct deduction from the debt liability rather than an asset. This has also been applied retrospectively to the comparative balance sheet as of December 31, 2015. For the Balance Sheet as of December 31, 2015, the effect of the application is a reduction of Long-term Debt from $47.0 million to $45.8 million and a reduction in Other Non-current Assets from $1.2 million to $0.0 million.

Principles of Consolidation: Entities in which NAO has controlling financial interest are consolidated. Subsidiaries are consolidated from the date on which control is obtained. The subsidiaries’ accounting policies are in conformity with U.S. GAAP. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates: Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and costs during the reporting period. Actual results could differ from those estimates. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Functional Currency and Foreign Currency Translation: The Company determined its functional currency to be the United States (“U.S.”) dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transactions. For the year ended December 31, 2016, December 31, 2015 and December 31, 2014 a total exchange loss of $0.2 million, $0.6 million and $2.3 million, respectively, is included in Other Financial (Costs) Income.

Revenue Recognition: Revenue is generated from time and spot charters and is recognized as services are performed based on contractual daily charter rates and when collectability is reasonable assured.

Vessel Operating Costs: Vessel operating costs include crewing, repair and maintenance, insurance, stores, lubricants, management fee, communication costs, offhire bunkers and tonnage tax. These costs are recognized when incurred.

Termination Fee: In 2015 the Company received $3.9 million related to a termination of a charter contract for one of their vessels. The termination fee received is subject to future conditions, and is deferred and recognized in future periods when these conditions have been met. $1.2 million and $0.7 million of the termination fee were recognized as charter revenue for the years ended December 31, 2016 and December 31, 2015, respectively. Deferred termination fees of $0.3 million and $1.1 million are recorded as Accrued Liabilities and Non-Current Liabilities, respectively, as of December 31, 2016. As of December 31, 2015, $1.3 million and $1.8 million were recorded as Accrued Liabilities and Other Non-Current Liabilities, respectively.

Cash and Cash equivalents: Cash Equivalents consist of highly liquid investments such as time deposits with an original maturity at acquisition of three months or less.

Accounts Receivable: Accounts Receivables are presented net of allowance for doubtful balances. If balances are determined uncollectable, after all means of collections have been exhausted and the potential for recovery is considered to be remote, they are charged against the allowance for doubtful balances. As of December 31, 2016 and 2015, the Company has not made any allowance for doubtful balances.

Inventories: Inventories, which comprise bunker fuel and lubrication oil, are stated at the lower of cost or market, which is determined on a first-in, first-out (“FIFO”) basis. Bunker fuel onboard at the time of delivery to a charterer is purchased by the charterer, and re-purchased by the Company at the time of re-delivery.

Accounting for Acquisitions of vessels: The Company performed an analysis of the acquisition of the six PSVs considering the guidance in ASC Topic 805, Business Combinations (“ASC 805”). ASC 805 defines a business as “An integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing a return in the form of dividends, lower costs, or other economic benefits directly to investors or other owners, members or participants”. Furthermore subtopic ASC 805-10-55 provides implementation guidance to identify what constitutes a business. The Company considered each element of a business described in the guidance (i.e. inputs, processes and outputs). A PSV is considered to be an input that is an economic resource in the form of a long-lived asset that has the ability to create outputs when processes are applied to it in the form of strategic, operational and resource management processes. The Company did not identify any processes that were transferred from the seller with the vessels, and therefore has accounted for all historical PSV acquisitions as asset acquisitions.

Vessels, net: Vessels and equipment are stated at historical costs, less accumulated depreciation which is provided by the straight line method over their estimated useful life of 25 years. Interest is capitalized in connection with the construction of vessels. The capitalized interest is included as part of the asset to which it relates and depreciated over the asset’s estimated useful life.

Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessel. Repairs and maintenance are expensed as incurred. The vessels estimated residual values and useful life are reviewed when there has been a change in circumstances that indicate the original estimate may no longer be appropriate. Residual values are estimated at $1.5 million for each vessel in the fleet at December 31, 2016 and 2015.

Impairment of Long-Lived Assets: The Company reviews for impairment long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on an asset by asset basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to charter rates, fleet utilization, operating costs, capital expenditures, residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The estimated net operating undiscounted cash flows are determined by considering an estimated daily charter rate for the remaining operating days. The Company estimates the daily charter rate for the remaining operating days based on the historical average for similar vessels and utilizing available market data for current charter rates over the remaining estimated life of the vessel, assumed to be 25 years from the delivery of the vessel from the shipyard, net of brokerage commissions, expected outflows for vessels’ maintenance and vessel operating costs (including planned drydocking and engine overhaul expenditures). If the Company’s estimate of undiscounted future cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down, by recording a charge to operations, to the vessel’s fair market value, less cost to sell. Fair market value is calculated based on the higher of estimated discounted operating cashflow from use and realizable value as presented by independent brokers.

Drydocking and engine overhaul: The Company’s vessels are required to be drydocked approximately every 60 months, and to have engines overhauled after 12,000 running hours, or approximately every 2.5 years. The Company will capitalize a substantial portion of the costs incurred during drydocking and overhaul, and amortize those costs on a straight line basis from the completion of a drydocking, intermediate survey or overhaul to the estimated completion of the next drydocking or overhaul. For newly acquired vessels an estimate of $200,000 and $365,000 for drydock cost and overhaul costs respectively has been allocated from the purchase price. Drydocking is depreciated over five years, and engine overhauls are depreciated based on the number of running hours within the reporting period according to the built in overhaul method.

Other Comprehensive (Loss) Income: The Company follows the guidance in ASC Topic 220, Comprehensive Income which requires separate presentation of certain transactions that are recorded directly as components of shareholders’ equity.

Geographical segments: The Company has not presented segment information as it considers it operate in one reportable segment, the offshore support vessel market, where all vessels currently operate in the North Sea.

Fair Value of Financial Instruments: The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short term nature of these instruments.

Derivative instruments:  Derivative instruments designated and qualifying as fair value hedges are measured at fair value based on observable inputs in active markets, and recognized in the balance sheet. Any ineffectiveness in the hedge is recognized in Other Financial Income (Costs) in the Statements of Operations and Comprehensive (Loss) Income.

Income Taxes: The Company is incorporated in Bermuda, which under current legislation does not impose corporate income taxes.  As such, the statutory rate applicable to consolidated corporate earnings is 0%.  However, certain foreign consolidated subsidiaries may be subject to corporate income taxes in their jurisdictions. On March 10, 2014, the Company’s vessels were accepted into the UK Tonnage Tax regime.  The Company incurred a one-time non-refundable tax charge in the United Kingdom of $1.2 million for a period of operation in 2014, resulting from a probable permanent establishment. As per December 31, 2016 we have paid $0.2 million of the tax charge. The associated cost was accounted in the Statements of Operations for the year ended December 31, 2014. The estimated tax is based on revenues generated and costs incurred for the vessels for the respective period prior to entering the UK Tonnage Tax regime and a tax rate of 23% in the United Kingdom.  This tax charge is deemed to be an uncertain tax position which has been provided for in full. The tonnage tax incurred subsequent to entering the UK Tonnage Tax regime is considered to be immaterial due to the fact that tax is levied based on net tonnage. Tonnage Tax costs are recognized under Vessel Operating Costs.

Concentration of Credit Risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivables. The Company’s cash is primarily held in major banks and financial institutions in Norway and the United Kingdom and typically insured up to a set amount. Accordingly, the Company believes the risk of any potential loss on deposits held in these institutions is minimal. Concentrations of credit risk relative to accounts receivable are limited to our client base in the energy industry that may be affected by changes in economic or other external conditions. The Company does not require collateral for its accounts receivable. The fair value of the financial instruments approximates the net book value.

For the year ended December 31, 2016, three charterers accounted for 36% of the total revenues with 14%, 11% and 11%, respectively.

For the year ended December 31, 2015, three charterers accounted for 85% of the total revenues, with 49%, 22% and 14% respectively.

For the year ended December 31, 2014, three charterers accounted for 99% of the total revenues, with 47%, 35% and 17% respectively.

For the year ended December 31, 2016, four charterers accounted for 70% of the outstanding accounts receivable, with 28%, 19%, 13% and 10%, respectively.

For the year ended December 31, 2015, four charterers accounted for 69% of the outstanding accounts receivable, with 33%, 15%, 11% and 10% respectively.

Recent Accounting Pronouncements:

In May 2014, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2014-09, “Revenue from Contracts with Customers.” The ASU will replace most existing revenue recognition guidance in U.S. GAAP. The FASB subsequently issued ASU 2015-14 which delayed the effective date from January 1, 2017 until January 1, 2018. Early application is permitted only to the original effective date. The standard permits the use of either the retrospective or cumulative effect transition method. We are evaluating this standard in conjunction with the new lease standard (ASU 2016-02) discussed in the next paragraph.

In February 2016, the FASB issued ASU 2016-02, Leases, which provides new authoritative guidance on the requirements for lessees to recognize most leases on-balance sheet, lessor accounting remains substantially similar to current U.S. GAAP. The standard is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted.

We intend to adopt the new revenue and lease standards on January 1, 2018. We are currently assessing the potential impacts of these new standards, if any, on our consolidated statements and related disclosures.

In August 2016, the FASB issued ASU No. 2016-15, Statement of cash flows (Topic 230): Classification of certain cash receipts and cash payments. This ASU addresses the following eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The amendments in this Update should be applied using a retrospective transition method to each period presented. If it is impracticable to apply the amendments retrospectively for some of the issues, the amendments for those issues would be applied prospectively as of the earliest date practicable. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-01, Business Combinations - Clarifying the Definition of a Business to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. ASU 2017-01 is effective in annual periods beginning after December 15, 2017. The Company is planning to early adopt this standard, but does not expect the adoption to have material effect on our financial condition or results of operations; however it may be applied in prospective acquisitions of vessels where the Company is required to evaluate whether the transaction(s) should be accounted for as acquisition(s) of asset(s) or business(es).